Note O - Parent Company Only Condensed Financial Information	12 Months Ended
Dec. 31, 2013
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Financial Information of Parent Company Only Disclosure [Text Block]

Note O - Parent Company Only Condensed Financial Information

Below is condensed financial information of Ohio Valley. In this information, Ohio Valley’s investment in its subsidiaries is stated at cost plus equity in undistributed earnings of the subsidiaries since acquisition. This information should be read in conjunction with the consolidated financial statements of the Company.

CONDENSED STATEMENTS OF CONDITION

	Years ended December 31:
	2013	2012
Assets
Cash and cash equivalents	$2,436	$1,700
Investment in subsidiaries	86,644	87,950
Notes receivable - subsidiaries	3,520	3,423
Other assets	370	310
Total assets	$92,970	$93,383

Liabilities
Notes payable	$3,529	$3,526
Subordinated debentures	8,500	13,500
Other liabilities	522	537
Total liabilities	$12,551	$17,563

Shareholders’ Equity
Total shareholders’ equity	80,419	75,820
Total liabilities and shareholders’ equity	$92,970	$93,383

CONDENSED STATEMENTS OF INCOME

	Years ended December 31:
	2013	2012	2011
Income:
Interest on notes	$85	$114	$134
Other operating income	68	84	65
Dividends from subsidiaries	8,500	4,500	3,500

Expenses:
Interest on notes	86	114	134
Interest on subordinated debentures	265	789	1,089
Operating expenses	456	364	287
Income before income taxes and equity in undistributed earnings of subsidiaries	7,846	3,431	2,189
Income tax benefit	214	355	439
Equity in undistributed earnings of subsidiaries	52	3,266	3,207
Net Income	$8,112	$7,052	$5,835

CONDENSED STATEMENTS OF CASH FLOWS

	Years ended December 31:
	2013	2012	2011
Cash flows from operating activities:
Net Income	$8,112	$7,052	$5,835
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed earnings of subsidiaries	(52)	(3,266)	(3,207)
Common stock issued to ESOP	640	617	496
Change in other assets	(60)	96	(92)
Change in other liabilities	(15)	(21)	105
Net cash provided by operating activities	8,625	4,478	3,137

Cash flows from investing activities:
Change in notes receivable	(97)	320	85
Net cash provided by (used in) investing activities	(97)	320	85

Cash flows from financing activities:
Change in notes payable	3	(222)	(87)
Proceeds from common stock through dividend reinvestment	170	55	-
Cash dividends paid	(2,965)	(4,393)	(3,360)
Repayment of subordinated debentures	(5,000)	-	-
Net cash used in financing activities	(7,792)	(4,560)	(3,447)

Cash and cash equivalents:
Change in cash and cash equivalents	736	238	(225)
Cash and cash equivalents at beginning of year	1,700	1,462	1,687
Cash and cash equivalents at end of year	$2,436	$1,700	$1,462